Financial Instruments by Category - Schedule of Carrying Amounts of Financial Instruments by Category (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at amortized cost
Cash and cash equivalents	₩ 203,599,000	₩ 228,898,000	₩ 184,082,000	₩ 169,877,000
Short-term financial instruments	415,034,000	324,304,000
Accounts receivable, net	56,318,000	81,152,000
Other current financial assets	4,333,000	6,602,000
Other non-current financial assets	3,812,000	1,767,000
Total	683,628,000	642,739,000
Financial liabilities at amortized cost
Accounts payable	61,927,000	67,930,000
Long-term accounts payable	623,000	220,000
Lease liabilities	8,311,000	7,121,000
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Accounts payable	56,061,000	63,328,000
Long-term accounts payable	623,000	220,000
Accrued expenses	385,000	313,000
Lease liabilities	8,311,000	7,121,000
Total	65,380,000	70,982,000
Financial assets at amortized cost
Financial assets at amortized cost
Cash and cash equivalents	203,599,000	228,898,000
Short-term financial instruments	415,034,000	324,304,000
Accounts receivable, net	56,318,000	81,152,000
Other receivables, net	532,000	16,000
Other current financial assets	4,333,000	6,602,000
Other non-current financial assets	3,212,000	1,767,000
Financial assets at fair value through profit or loss
Financial assets at amortized cost
Other non-current financial assets	₩ 600,000	₩ 0